Consolidated subsidiaries (Details)		12 Months Ended
	Jul. 09, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Headhunter LLC
Disclosure of subsidiaries [line items]
Country of incorporation		Russia
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Zarplata.ru LLC
Disclosure of subsidiaries [line items]
Country of incorporation		Russia
Proportion of ownership interest in subsidiary		100.00%	100.00%
Skillaz LLC
Disclosure of subsidiaries [line items]
Country of incorporation		Russia
Proportion of ownership interest in subsidiary		74.99%
Zemenik LLC
Disclosure of subsidiaries [line items]
Country of incorporation		Russia
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Headhunter FSU Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Cyprus
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Headhunter KZ LLC
Disclosure of subsidiaries [line items]
Country of incorporation		Kazakhstan
Proportion of ownership interest in subsidiary		66.00%	66.00%	66.00%
100 Rabot TUT LLC
Disclosure of subsidiaries [line items]
Country of incorporation		Belarus
Proportion of ownership interest in subsidiary		50.00%	50.00%	50.00%
Vsya rabota LLC
Disclosure of subsidiaries [line items]
Country of incorporation		Belarus
Proportion of ownership interest in subsidiary	50.00%	50.00%	50.00%